Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)	9 Months Ended	12 Months Ended
	Feb. 28, 2021	May 31, 2020	May 31, 2019
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 2,374,195	$ 2,438,118
Accumulated amortization	(509,087)	(296,744)
Net carrying value	$ 1,865,108	$ 2,141,374	$ 1,528,441
Non-Competes [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	4 years	4 years 6 months
Total intangible assets	$ 1,023,118	$ 1,023,118
Accumulated amortization		(289,884)
Net carrying value		$ 733,234
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life, description	Indefinite	Indefinite
Total intangible assets	$ 866,000	$ 866,000
Accumulated amortization
Net carrying value		$ 866,000
Customer Database [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	2 years	10 years
Total intangible assets	$ 35,000
Restrictive Covenant [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	2 years
Total intangible assets	$ 115,000
Customer Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	10 years	10 years
Total intangible assets	$ 332,077	$ 546,000
Accumulated amortization		(5,443)
Net carrying value		$ 540,557
Internet Domain [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	2 years	2 years 6 months
Total intangible assets	$ 3,000	$ 3,000
Accumulated amortization		(1,417)
Net carrying value		$ 1,583